UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

Intermediate Municipal Income ETF (TAXE)

Principal Listing Exchange: Nasdaq Stock Market LLC

This semi-annual shareholder report contains important information about Intermediate Municipal Income ETF (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Municipal Income ETF	$12	0.24%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$50,590
  Number of Portfolio Holdings171
  Portfolio Turnover Rate84.7%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New York	9.9%
Virginia	9.0
Maryland	8.8
Georgia	7.8
Illinois	7.0
Texas	6.5
California	5.5
Florida	4.6
Washington	3.9
Other	37.0

Industry Allocation (as a % of Net Assets)

Transportation	21.3%
Health Care	19.0
Housing	11.4
General Obligations - Local	11.3
General Obligations - State	8.0
Special Tax	7.5
Water & Sewer	5.6
Electric	5.0
Education	2.8
Other	8.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Intermediate Municipal Income ETF (TAXE)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

202504-4438610

ETF1133-053 06/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
April 30, 2025
T. ROWE PRICE
TAXE	Intermediate Municipal Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	7/9/24(1) Through
	4/30/25	10/31/24
NET ASSET VALUE
Beginning of period	$ 50.07	$ 50.00
Investment activities
Net investment income(2)(3)	0.93	0.57
Net realized and unrealized gain/loss	(0.76)	0.06
Total from investment activities	0.17	0.63
Distributions
Net investment income	(0.88)	(0.56)
NET ASSET VALUE
End of period	$ 49.36	$ 50.07
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	0.33%	1.26%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.24%(5)	0.24%(5)
Net expenses after waivers/payments by Price Associates	0.24%(5)	0.24%(5)
Net investment income	3.85%(5)	3.58%(5)
Portfolio turnover rate	84.7%	91.6%
Net assets, end of period (in thousands)	$ 50,590	$ 22,531

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

April 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 103.8%
ALABAMA 3.1%
Southeast Alabama Gas Supply Dist., Series B, VRDN, 5.00%, 6/1/49 (Tender 5/1/32)	670	701
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 4.00%, 12/1/51 (Tender 12/1/31)	270	265
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 5.00%, 5/1/53 (Tender 8/1/28)	600	616
		1,582
ALASKA 0.3%
Alaska Housing Finance, Series A, 2.15%, 6/1/31	195	171
		171
ARIZONA 2.1%
Arizona IDA, Series A, 5.00%, 11/1/29	140	147
Chandler IDA, Series 2022-2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (1)	265	269
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/31	30	30
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/33	100	101
Salt River Project Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/37	500	515
		1,062
CALIFORNIA 5.5%
California Community Choice Fin. Auth., Green Bond Energy Project, Series 2024H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)	200	214
California Community Choice Fin. Auth., Green Bond Energy Project, Series E-1, VRDN, 5.00%, 2/1/55 (Tender 9/1/32)	500	527
California Infrastructure & Economic Dev. Bank, Series A, 3.25%, 8/1/29	450	448
California School Fin. Auth., Series A, 5.00%, 7/1/27 (2)	100	102
California School Fin. Auth., Series A, 5.00%, 7/1/28 (2)	100	103

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Series A, 5.00%, 5/15/30	220	224
California Statewide CDA, Series A, 5.00%, 9/2/39	330	340
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (2)	225	229
California Statewide CDA, Statewide Community Infrastructure Program, Series 2024C-1, 5.00%, 9/2/30	100	105
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	75	79
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (1)	200	214
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/29 (1)	205	207
		2,792
COLORADO 3.9%
Colorado, Series A, GO, 5.00%, 9/1/31	545	564
Colorado, Series A, 5.00%, 12/15/29	170	179
Colorado HFA, Series A-1, VRDN, 5.00%, 11/15/58 (Tender 11/15/28)	160	168
Colorado HFA, Series B, VRDN, 5.00%, 5/15/62 (Tender 8/17/26)	165	168
Denver City & County Airport, Series A, 5.00%, 12/1/29 (1)	530	548
E-470 Public Highway Auth., Series A, 5.00%, 9/1/40	315	337
		1,964
CONNECTICUT 3.1%
Connecticut, Series A, 5.00%, 7/1/39	350	379
Connecticut, Series A, 5.00%, 3/15/41 (3)	200	215
Connecticut, Series B, 5.00%, 11/15/31	455	503
Connecticut, Series G, 5.00%, 11/15/39	335	364
Connecticut HEFA, Hartford Univ., Series N, 5.00%, 7/1/31	75	74
Connecticut State HEFA, Series F, 5.00%, 7/1/27	15	15
		1,550
DELAWARE 1.6%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/31	400	408
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	25	24

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Kent County, Series A, 5.00%, 7/1/32	375	379
		811
DISTRICT OF COLUMBIA 2.3%
District of Columbia Water & Sewer Auth., Series A, 5.00%, 10/1/44	230	244
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/37	70	70
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (1)	285	305
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/38 (1)	240	249
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/36	285	295
		1,163
FLORIDA 4.6%
Alachua County HFA, Series B-1, 5.00%, 12/1/34	265	276
Florida Dev. Fin., Series A, 5.00%, 2/15/31	175	176
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28	335	341
Hillsborough County Aviation Auth., Series B, 5.00%, 10/1/36 (1)	300	320
Miami-Dade County Aviation Revenue, 5.00%, 10/1/27	480	487
Miami-Dade County Aviation Revenue, Series A, 5.00%, 10/1/34 (1)	500	533
Sarasota County HFA, Southwest Florida Retirement Centre, Series A, 5.00%, 1/1/37	200	200
		2,333
GEORGIA 7.8%
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/29 (1)	500	526
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/34 (1)	875	916
Atlanta, Water & Wastewater Revenue, 5.00%, 11/1/37 (4)	500	550
Burke County Dev. Auth, Series 2nd, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	200	201
Burke County Dev. Auth, Series 4th, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	125	126

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle Project, Series 2, VRDN, 3.30%, 12/1/49 (Tender 8/21/29)	125	123
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54 (Tender 3/1/32)	670	693
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)	250	262
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/30	205	216
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/30	330	352
		3,965
HAWAII 1.5%
City & County of Honolulu, Series A, GO, 5.00%, 7/1/42	500	534
Hawaii Airports System Revenue, Series D, 5.00%, 7/1/40	200	216
		750
IDAHO 1.4%
Idaho HFA, Series A, 5.00%, 3/1/30	200	214
Idaho HFA, Series D, 5.50%, 12/1/26	500	501
		715
ILLINOIS 7.0%
Chicago Midway Int'l Airport, Series C, 5.00%, 1/1/30 (1)	220	230
Chicago O'Hare Int'l Airport, Series A, 5.00%, 1/1/33	165	168
Chicago O'Hare Int'l. Airport, Senior Lien, Series C, 5.00%, 1/1/27 (1)	75	77
Illinois, Series A, GO, 5.00%, 10/1/30	215	224
Illinois, Series A, 5.00%, 3/1/29	295	309
Illinois, Series B, GO, 5.00%, 10/1/32	425	440
Illinois Fin. Auth., VRDN, 2.45%, 8/1/43	2,000	2,000
Illinois Fin. Auth., Series B, 5.00%, 10/1/44 (2)	100	95
		3,543
INDIANA 0.5%
Indiana Fin. Auth., Series A, 5.00%, 9/15/26	250	253
		253

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
KENTUCKY 0.3%
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/26	50	50
Kentucky Public Energy Auth., Series A-1, VRDN, 5.00%, 5/1/55	100	104
		154
LOUISIANA 0.7%
Louisiana Local Gov't Environmental Facilities & CDA, 3.50%, 11/1/32	50	47
Saint John the Baptist Parish, Marathon Oil, Series A-1, VRDN, 4.05%, 6/1/37 (Tender 7/1/26)	25	25
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN, 2.20%, 6/1/37 (Tender 7/1/26)	115	113
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN, 3.30%, 6/1/37 (Tender 7/3/28)	175	172
		357
MARYLAND 8.8%
Anne Arundel County, 5.00%, 10/1/29	1,000	1,084
Anne Arundel County, 5.00%, 10/1/37	1,000	1,120
Baltimore City, Convention Center Hotel, 5.00%, 9/1/31	75	76
Maryland CDA, Series A, 1.75%, 3/1/30	495	442
Maryland CDA, Series B, 3.00%, 9/1/34	50	45
Maryland CDA, Series D-2, 3.30%, 1/1/29	250	248
Maryland Economic Dev., 5.00%, 7/1/29	185	188
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35	250	230
Maryland Economic Dev., Ports America Chesapeake, Series A, 5.00%, 6/1/35	220	225
Maryland HHEFA, Series A, 5.00%, 7/1/34	375	387
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28	25	26
Montgomery County, Series E, VRDN, 2.30%, 11/1/37	250	250
Rockville, Series A1, 5.00%, 11/1/30	90	91

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27	50	48
		4,460
MASSACHUSETTS 2.7%
Massachusetts, Series A, 5.00%, 4/1/42 (3)	500	537
Massachusetts DFA, Series U1, VRDN, 2.40%, 3/1/48	650	650
Massachusetts DFA, CHF Merrimack, Series A, 4.25%, 7/1/34 (2)	100	98
Massachusetts HFA, Series B-3, 3.55%, 12/1/29	100	99
		1,384
MICHIGAN 3.3%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A, 5.00%, 7/1/37	255	279
Great Lakes Water Auth. Water Supply System Revenue, Series A, 5.00%, 7/1/38	1,000	1,087
Michigan State HFA, Series B-1, VRDN, 5.00%, 8/15/55 (Tender 6/1/32) (3)	280	298
		1,664
NEBRASKA 0.4%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53 (Tender 10/1/29)	175	181
		181
NEVADA 0.2%
Reno, 5.00%, 6/1/28 (2)	100	102
		102
NEW HAMPSHIRE 0.1%
National Fin. Auth., Series 2025-1, 4.168%, 1/20/41	50	47
		47
NEW JERSEY 0.9%
New Jersey EFA, Series A, 5.00%, 7/1/25	50	50

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New Jersey EFA, Stevens Institute of Technology International, Series A, 5.00%, 7/1/33	100	106
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 12/15/34	290	300
		456
NEW YORK 9.9%
New York City Housing Dev., Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)	250	250
New York City Housing Dev., Series D, VRDN, 4.30%, 11/1/63 (Tender 11/1/28)	635	642
New York City Housing Dev., Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)	300	294
New York City Transitional Fin. Auth., Series G1, 5.00%, 5/1/42	160	169
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series E, 5.00%, 11/1/36	250	277
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.00%, 11/1/44	250	263
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.25%, 11/1/45	50	53
New York Mortgage Agency Homeowner Mortgage Revenue, Series 232, 2.10%, 4/1/31 (1)	610	527
New York NY, Series B1, 5.00%, 10/1/31	585	624
New York State Dormitory Auth., Series A, 5.00%, 3/15/43	500	529
New York State Dormitory Auth., Series A, 5.00%, 3/15/36	750	804
New York State HFA, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)	25	25
Port Auth. of New York & New Jersey, Series 226, 5.00%, 10/15/38 (1)	355	367
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 262, 3.75%, 4/1/26 (1)	200	200
		5,024
NORTH CAROLINA 1.3%
Cape Fear Public Utility Auth. Water & Service Revenue, 5.00%, 4/1/40 (3)	150	163

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Lutheran Services for Aging, Series C, 4.00%, 3/1/31	250	244
North Carolina Medical Care Commission, Penick Village, Series A, 5.00%, 9/1/34	150	149
North Carolina Medical Care Commission, Salemtowne, 5.25%, 10/1/37	120	116
		672
OHIO 0.3%
Norwood OH, 4.375%, 12/1/30	140	138
		138
OKLAHOMA 1.1%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43	500	530
		530
PENNSYLVANIA 0.4%
Philadelphia Airport Revenue, Series B, 5.00%, 7/1/35 (1)	185	187
		187
PUERTO RICO 3.6%
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	200	208
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	295	313
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	250	233
Puerto Rico Sales Tax Fin., Restructured, Series A1, Zero Coupon, 7/1/33	28	20
Puerto Rico Sales Tax Fin., Restructured, Series A2, 4.329%, 7/1/40	809	759
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%, 7/1/40	320	302
		1,835
SOUTH CAROLINA 2.3%
South Carolina Jobs-Economic Dev. Auth, Series A, 5.25%, 11/1/42 (3)	50	53
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/32	125	129

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
South Carolina Public Service Auth. Revenue, Series A, 5.00%, 12/1/41	250	258
South Carolina Public Service Auth. Revenue, Series E, 5.50%, 12/1/39	375	408
South Carolina State Housing Fin. & Dev. Auth., Series A, 5.00%, 7/1/26	240	245
South Carolina State Housing Fin. & Dev. Auth., Series B, 5.00%, 7/1/29	50	53
		1,146
TENNESSEE 0.5%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/37	90	91
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Series A, 5.00%, 7/1/35	180	181
		272
TEXAS 6.5%
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/27	35	35
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/28	130	130
Central Texas Regional Mobility Auth. Revenue, 5.00%, 1/1/27	390	394
Conroe Independent School Dist., 5.00%, 2/15/38	380	417
Harris County Health Facilities Development, Series A1, VRDN, 2.45%, 12/1/41	300	300
Hidalgo County Regional Mobility Auth., Series A, 4.00%, 12/1/41	400	359
Houston Airport, Series B, 5.50%, 7/15/35 (1)	100	102
Houston Independent School Dist., Series A, 5.00%, 2/15/27	530	538
North Texas Tollway Auth., Series A, 5.00%, 1/1/27	205	208
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%, 1/1/55 (Tender 1/1/34)	250	260
Texas Private Activity Bond Surface Transportation, Series 2019-A, 5.00%, 12/31/36	75	78

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Series 2023, 5.50%, 6/30/42 (1)	160	165
Texas Transportation Commission, Central Texas Turnpike, Series A, 5.00%, 8/15/39	265	276
		3,262
UTAH 0.7%
Salt Lake City Airport, Series A, 5.25%, 7/1/39 (1)	330	347
		347
VIRGINIA 9.0%
Albemarle County Economic Dev. Auth. Hospital Revenue, Series A, VRDN, 2.50%, 10/1/48	1,910	1,910
Fairfax County Water Auth. Revenue, 4.00%, 4/1/42	500	487
Halifax County IDA, Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)	60	61
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/27	190	195
Prince William County IDA, 5.00%, 1/1/26	75	75
Virginia Housing Dev. Auth., Series B, 2.80%, 3/1/37	510	422
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (1)	235	229
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 1/1/32 (1)	240	250
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 7/1/39 (1)	575	527
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/32 (1)	380	394
		4,550
WASHINGTON 3.9%
Energy Northwest, Series A, 5.00%, 7/1/39	360	388
Port of Seattle, Series A, 5.00%, 5/1/33 (1)	285	289
Port of Seattle WA, Series B, 5.00%, 7/1/36 (1)	200	211
Washington, Series R, 5.00%, 7/1/38	1,000	1,096
		1,984

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
WISCONSIN 2.2%
PFA, Series A, 5.00%, 5/15/30 (2)	100	100
PFA, Series A, 5.00%, 6/15/39	100	104
Washington, Series 2, GO, 5.00%, 5/1/38	500	555
Wisconsin Housing & Economic Dev. Auth. Home Ownership Revenue, Series A, 3.25%, 9/1/26	360	360
		1,119
Total Municipal Securities (Cost $52,758)		52,525
Total Investments 103.8% of Net Assets (Cost $52,758)		$52,525

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $829 and represents 1.6% of net assets.
(3)	When-issued security.
(4)	Insured by Build America Mutual Assurance Company

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

April 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $52,758)	$52,525
Interest and dividends receivable	600
Cash	285
Total assets	53,410
Liabilities
Payable for investment securities purchased	2,813
Investment management and administrative fees payable	7
Total liabilities	2,820
NET ASSETS	$50,590
Net Assets Consists of:
Total distributable earnings (loss)	$(253)
Paid-in capital applicable to 1,025,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	50,843
NET ASSETS	$50,590
NET ASSET VALUE PER SHARE	$49.36
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/25
Investment Income (Loss)
Interest income	$522
Investment management and administrative expense	31
Net investment income	491
Realized and Unrealized Gain / Loss
Net realized loss on securities	(21)
Change in net unrealized gain / loss on securities	(245)
Net realized and unrealized gain / loss	(266)
INCREASE IN NET ASSETS FROM OPERATIONS	$225
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	7/9/24 Through
	4/30/25	10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$491	$247
Net realized loss	(21)	(3)
Change in net unrealized gain / loss	(245)	12
Increase in net assets from operations	225	256
Distributions to shareholders
Net earnings	(487)	(247)
Capital share transactions*
Shares sold	28,321	22,522
Increase in net assets from capital share transactions	28,321	22,522
Net Assets
Increase during period	28,059	22,531
Beginning of period	22,531	-
End of period	$50,590	$22,531
*Share information (000s)
Shares sold	575	450
Increase in shares outstanding	575	450
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Intermediate Municipal Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on July 9, 2024. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On April 30, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $54,356,000 and $24,006,000, respectively, for the six months ended April 30, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had $3,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $52,758,000. Net unrealized loss aggregated $233,000 at period-end, of which $198,000 related to appreciated investments and $431,000 related to depreciated investments.
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.24% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of April 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 868,532 shares of the fund, representing 85% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

NOTE  6  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe) and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

1307 Point Street
Baltimore, MD 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1133-051 06/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025